COMMITMENTS AND CONTINGENCIES - Bendix-Related Asbestos Claims Activity (Details) - Bendix - claim	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Claims unresolved at the beginning of period	5,608	6,401
Claims filed	1,803	2,014
Claims resolved	(1,894)	(2,807)
Claims unresolved at the end of year	5,517	5,608